STATEMENT OF OPERATIONS	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operational costs	$ 1,603,147
Loss from operations	(1,603,147)
Other income:
Interest earned on marketable securities held in Trust Account	49,590
Unrealized loss on marketable securities held in Trust Account	(785)
Other income, net	48,805
Net loss	(1,554,342)
Redeemable Class A Common Stock
Other income:
Interest earned on marketable securities held in Trust Account	$ 46,048
Weighted average shares outstanding, basic and diluted | shares	22,676,053
Basic and diluted net loss per share | $ / shares	$ 0.00
Non-Redeemable Class A and Class B Common Stock
Other income:
Net loss	$ (1,554,342)
Weighted average shares outstanding, basic and diluted | shares	6,500,406
Basic and diluted net loss per share | $ / shares	$ (0.25)